CONSOLIDATED STOCKHOLDERS EQUITY STATEMENT PARENTHETICALS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement Of Stockholders Equity [Abstract]
Cash dividends declared	$ 0.74	$ 0.74	$ 0.735